As filed with the U.S. Securities and Exchange Commission on September 25, 2026

Securities Act File No. 033-17486

Investment Company Act File No. 811-05346

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 84	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 85

PUTNAM VARIABLE TRUST*

(Exact Name of Registrant as Specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (617) 292-1000

Name and address of agent for service:	Copy to:

Alison E. Baur	Bryan Chegwidden, Esq.	James E. Thomas, Esq.
Putnam Variable Trust	Ropes & Gray LLP	Ropes & Gray LLP
One Franklin Parkway	1211 Avenue of the Americas	800 Boylston Street
San Mateo, California 94403	New York, New York 10036	Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 5, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This filing relates solely to Putnam VT Focused U.S. Research Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A (the “Registration Statement”) of Putnam Variable Trust (the “Registrant”) (File No. 033-17486), relating only to Putnam VT Focused U.S. Research Fund (the “Fund”), a series of the Registrant, is being filed for the sole purpose of designating October 5, 2026 as the new date upon which Post-Effective Amendment No. 83, as filed on July 29, 2026 (Accession No. 0001193125-26-322954), (“PEA 83”) shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of the Fund, as filed in PEA 83, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Putnam Variable Trust, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 25th day of September, 2026.

PUTNAM VARIABLE TRUST

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 25th day of September, 2026:

Signature	Title

/s/ Barbara M. Baumann*	Chair, Board of Trustees
Barbara M. Baumann

/s/ Robert L. Reynolds*	President and Trustee
Robert L. Reynolds

/s/ Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison
Jonathan S. Horwitz

/s/ Michael J. Higgins*	Vice President, Treasurer, and Clerk
Michael J. Higgins

/s/ Jeffrey W. White*	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer
Jeffrey W. White

/s/ Liaquat Ahamed*	Trustee
Liaquat Ahamed

/s/ Jonathan de St. Paer*	Trustee
Jonathan de St. Paer

/s/ Katinka Domotorffy*	Trustee
Katinka Domotorffy

/s/ Catharine Bond Hill*	Trustee
Catharine Bond Hill

/s/ Gregory G. McGreevey*	Trustee
Gregory G. McGreevey

/s/ Jennifer Williams Murphy*	Trustee
Jennifer Williams Murphy

/s/ Marie Pillai*	Trustee
Marie Pillai

/s/ Warren Lowell Putnam*	Trustee
Warren Lowell Putnam

/s/ Manoj P. Singh*	Trustee
Manoj P. Singh

/s/ Mona K. Sutphen*	Trustee
Mona K. Sutphen

/s/ Kenneth Yutaka Tanji*	Trustee
Kenneth Yutaka Tanji

/s/ Jane E. Trust*	Trustee
Jane E. Trust

*By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz, as Attorney-in-Fact

*	Attorney in Fact, pursuant to Power of Attorney.